Equity - reserves	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Equity - reserves
Note 22. Equity - reserves

	2023	2022
	A$’000	A$’000

Foreign currency reserve	(742)	(852)
Share-based payments reserve	4,423	3,264

	3,681	2,412

Foreign currency translation reserve
The reserve is used to recognise exchange differences arising from translation of the financial statements of foreign operations to Australian dollars.
Share-based
payments reserve
The reserve is used to recognise the value of equity benefits provided to employees and executive directors as part of their remuneration, and other parties as part of their compensation for services.